Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value ("Common Stock")
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	416.46
Maximum Aggregate Offering Price	$ 208,230,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,880.01
Offering Note	Common Stock registered consists of 500,000 shares of Common Stock reserved for issuance under the FactSet Research Systems Inc. 2025 Employee Stock Purchase Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminable number of additional shares of Common Stock as may become issuable to prevent dilution in the event of recapitalizations, stock dividends, stock splits and reverse stock splits, and any other securities with respect to which the outstanding shares of Common Stock are converted or exchanged. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of shares of Common Stock on the trading market as reported on the New York Stock Exchange on July 28, 2025.